                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 205410

                                   ----------

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                            REGISTRATION NO. 33-86578
                         POST-EFFECTIVE AMENDMENT NO. 13

                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                            REGISTRATION NO. 811-8870
                                AMENDMENT NO. 14

                        DAVIS INTERNATIONAL SERIES, INC.
                        2949 East Elvira Road, Suite 101
                              Tucson, Arizona 85706
                                (1-505-820-3000)

Agents For Service:           Thomas D. Tays, Esq.
                          Davis Selected Advisers, L.P.
                        2949 East Elvira Road, Suite 101
                              Tucson, Arizona 85706
                                 1-505-820-3055

                                      -or-

                             Sheldon R. Stein, Esq.
                                D'Ancona & Pflaum
                              111 East Wacker Drive
                                   Suite 2800
                              Chicago IL 60601-4205
                                (1-312-602-2014)


   It is proposed that this filing will become effective:

         ----  Immediately upon filing pursuant to paragraph (b)
         ----  On ____________, pursuant to paragraph (b)
         ----  60 days after filing pursuant to paragraph (a)(1)
         ---- On March 1, 2000, pursuant to paragraph (a)(1) of Rule 485 ---- 75 days after filing pursuant to paragraph (a)(2)
         ----  On ____________, pursuant to paragraph (a)(2) of Rule 485


RULE 461 REQUEST FOR ACCELERATION: Attached to this Cover Page is a transmittal letter in which the Registrant and the Principal Underwriter request accelerated effectiveness to March 1, 2000.



   Title of Securities being Registered: Common Stock of:

                      DAVIS INTERNATIONAL TOTAL RETURN FUND



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                                    FORM N-1A
                      DAVIS INTERNATIONAL TOTAL RETURN FUND
                           AN AUTHORIZED PORTFOLIO OF
                        DAVIS INTERNATIONAL SERIES, INC.
                   CLASS A, CLASS B CLASS C AND CLASS Y SHARES


                 POST-EFFECTIVE AMENDMENT NO. 13 TO REGISTRATION
             STATEMENT NO. 33-86578 UNDER THE SECURITIES ACT OF 1933
              AND AMENDMENT NO. 14 UNDER THE INVESTMENT COMPANY ACT
                 OF 1940 TO REGISTRATION STATEMENT NO. 811-8870.

                              CROSS REFERENCE SHEET
   N-1A
       ITEM NO.                PARTS  A AND B  CAPTION OR PLACEMENT:

       Parts A and B of Form N-1A incorporated by Reference from Form N-1A filed on Edgar 02/28/00.

       Part C and exhibits are included herein

                                    FORM N-1A

                         DAVIS INTERNATONAL SERIES, INC.

        POST-EFFECTIVE AMENDMENT NO. 13 UNDER THE SECURITIES ACT OF 1933
                       REGISTRATION STATEMENT NO. 33-86578

                                       AND

            AMENDMENT NO. 14 UNDER THE INVESTMENT COMPANY ACT OF 1940
                            REGISTRATION NO. 811-8870

                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits:

         All Exhibits included by incorporation were filed under Securities Act Registrant Statement Number 33-86578

         (a)(1) Articles of Incorporation. Articles of Incorporation. Incorporated by reference to exhibit 1 of Registrant's Post-Effective Amendment filed on Edgar 02/01/96.

         (a)(2) Articles Supplementary to Articles of Incorporation. Increasing authorized shares. Incorporated by reference to exhibit 1(b) of Registrant's Post-Effective Amendment filed on Edgar 08/18/97.

         (a)(3) Articles Supplementary to Articles of Incorporation, designating the Davis International Growth Fund. Incorporated by reference to exhibit (a)(3) of Registrant's Post-Effective Amendment filed on Edgar 10/16/98.

         (b) By-laws. Amended and Restated Bylaws (as of 10/06/98). Incorporated by reference to exhibit 23(b) of Registrant's Post-Effective Amendment filed on Edgar 01/29/99.

         (c) Instruments Defining Rights of Security Holders. Not applicable.

         (d)(1) Investment Advisory Contracts. Agreement with Davis Selected Advisers. Incorporated by reference to exhibit 5(a) of Registrant's Post-Effective Amendment filed on Edgar 02/01/96.

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         (d)(2)  Sub-Advisory Agreement with Davis Selected Advisers-NY, Inc.
                 Incorporated by reference to exhibit (5)(c) of Registrant's Post-Effective Amendment filed on Edgar 01/31/97.

         (d)(3) Sub-Advisory Agreement with Fiduciary International, Inc. Incorporated by reference to exhibit (d)(3) of Registrants Post-Effective Amendment filed on Edgar 02/28/00

         (e)(1) Underwriting Contracts. Distributor's Agreement. Incorporated by reference to exhibit 6 of Registrant's Post-Effective Amendment filed on Edgar 02/01/96.

         (e)(2) Transfer and Assumption Agreement to the Underwriting Contract (Transfer from DSA to DD-LLC). Incorporated by reference to exhibit No. 6(b) of Registrant's Post-Effective Amendment filed on Edgar 08/18/97.

         (f)     Bonus or Profit Sharing Contracts. Not applicable.

         (g) Custodian Agreement. Custodian Agreement with State Street Bank. Incorporated by reference to exhibit (g) of Registrants Post-Effective Amendment filed on Edgar 02/28/00

         (h) Other Material Contracts. Transfer Agency and Service Agreement with State Street Bank. Incorporated by reference to exhibit
                 (h) of Registrants Post-Effective Amendment filed on Edgar 02/28/00

         (i)*    Legal Opinion. Opinion and Consent of Counsel, (D'Ancona &
                 Pflaum).

         (j)*    Other Opinions. Consent of Auditors. KPMG, LLP.

         (k)     Omitted Financial Statements. Not Applicable.

         (l)     Initial Capital Agreements. Not Applicable

         (m)(1) Rule 12b-1 Plan. Distribution Plan for Class A shares, as amended, incorporated by reference to exhibit 15(a) of Registrant's Post-Effective Amendment filed on Edgar 08/18/97.

         (m)(2) Distribution Plan for Class B shares, incorporated by reference to Exhibit 15(b) of Registrant's Post-Effective Amendment filed on Edgar 02/01/96.

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         (m)(3)  Distribution Plan for Class C shares, incorporated by reference to exhibit 15(c) of Registrant's Post-Effective Amendment filed on Edgar 08/18/97.

         (n) Rule 18f-3 Plan. Plan pursuant to Rule 18f-3, as amended, incorporated by reference to exhibit 18(a) of Registrant's Post-Effective Amendment filed on Edgar 08/18/97.

         (o)     Reserved

         (p) Code of Ethics. Code of Ethics. Incorporated by reference to exhibit (p) of Registrants Post-Effective Amendment filed on Edgar 02/28/00

         (q) Other Exhibit. Powers of Attorney of the Registrant, Officers and Board of Directors appointing Sheldon Stein and Arthur Don as attorneys-in-fact. Incorporated by reference to exhibit 23(p) of Registrant's Post-Effective Amendment filed on Edgar 12/01/98

         *       Filed Herein


Item 24. Persons Controlled by or Under Common Control With Registrant

         Members of the Davis family and entities which they control may exercise in excess of 25% of the Fund's outstanding voting power. The principal shareholders are listed in response to Item 17 of the Statement of Additional Information.

Item 25. Indemnification

         Registrant's Articles of Incorporation indemnifies its directors, officers and employees to the full extent permitted by Section 2-418 of the Maryland General Corporation Law, subject only to the provisions of the Investment Company Act of 1940. The indemnification provisions of the Maryland General Corporation Law (the "Law") permit, among other things, corporations to indemnify directors and officers unless it is proved that the individual (1) acted in bad faith or with active and deliberate dishonesty, (2) actually received an improper personal benefit in money, property or services, or (3) in the case of a criminal proceeding, had reasonable cause to believe that his act or omission was unlawful. The Law was also amended to permit corporations to indemnify directors and officers for amounts paid in settlement of stockholders' derivative suits.

         In addition, the Registrant's directors and officers are covered under a policy to indemnify them for loss (subject to certain deductibles) including costs of defense incurred by reason of alleged errors or omissions, neglect or breach of duty. The policy has a number of exclusions including alleged acts, errors, or omissions which are finally adjudicated or established

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to be deliberate, dishonest, malicious or fraudulent or to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties in respect to any registered investment company. This coverage is incidental to a general policy carried by the Registrant's adviser.

         In addition to the foregoing indemnification, Registrant's Articles of Incorporation exculpate directors and officers with respect to monetary damages except to the extent that an individual actually received an improper benefit in money property or services or to the extent that a final adjudication finds that the individual acted with active and deliberate dishonesty.

Item 26. Business and Other Connections of Investment Adviser

         Davis Selected Advisers, L.P. ("DSA") and subsidiary companies comprise a financial services organization whose business consists primarily of providing investment management services as the investment adviser and manager for investment companies registered under the Investment Company Act of 1940, unregistered off-shore investment companies, and as an investment adviser to institutional and individual accounts. DSA also serves as sub-investment adviser to other investment companies. Davis Distributors, L.L.C., a wholly-owned subsidiary of DSA, is a registered broker-dealer. Davis Selected Advisers - NY, Inc., another wholly-owned subsidiary, provides investment management services to various registered and unregistered investment companies, pension plans, institutions and individuals.

Other business of a substantial nature that directors or officers of DSA are or have been engaged in the last two years:

SHELBY M.C. DAVIS, 4135 North Steers Head Road, Jackson Hole, WY 83001. Director, Chairman and Chief Executive Officer, Venture Advisers, Inc.; Director, Davis Selected Advisers-NY, Inc.; Employee of Capital Ideas, Inc. (financial consulting firm); Consultant to Fiduciary Trust Company International; Director, Shelby Cullom Davis Financial Consultants, Inc.

ANDREW A. DAVIS, 124 East Marcy Street, Santa Fe, NM 87501. Director and President, Venture Advisers, Inc.; Director and Vice President, Davis Selected Advisers-NY, Inc.; Consultant to Capital Ideas, a private financial consultant.

CHRISTOPHER C. DAVIS, 609 Fifth Ave, New York, NY 10017. Vice Chairman, Venture Advisers, Inc.; Director, Chairman, Chief Executive Officer, Davis Selected Advisers-NY, Inc.; Chairman and Director, Shelby Cullom Davis Financial Consultants, Inc.; employee of Shelby Cullom Davis & Co., a registered broker/dealer; Director, Rosenwald, Roditi and Company, Ltd., an offshore investment management company.

KENNETH C. EICH, 2949 East Elvira Road, Suite 101Tucson, Arizona 85706. Chief Operating Officer, Venture Advisers, Inc.; Vice President, Davis Selected Advisers-NY, Inc.; President, Davis Distributors, L.L.C. Former President and Chief Executive Officer of First of Michigan Corporation. Former Executive Vice President and Chief Financial Officer of Oppenheimer Management Corporation.

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GARY TYC, 2949 East Elvira Road, Suite 101Tucson, Arizona 85706. Vice President,
Chief Financial Officer Treasurer, and Assistant Secretary of Venture Advisers, Inc.; Vice President, Treasurer, & Assistant Secretary of Davis Selected
Advisers - NY, Inc.; Vice President, Treasurer, & Assistant Secretary of Davis Distributors, L.L.C. Former Vice President of Oppenheimer Management
Corporation.

THOMAS D. TAYS, 2949 East Elvira Road, Suite 101Tucson, Arizona 85706. Vice President and Secretary, Venture Advisers, Inc., Davis Selected Advisers-NY, Inc., and Davis Distributors, L.L.C. Former Vice President and Special Counsel of U.S. Global Investors, Inc.

Item 27. Principal Underwriter

         (a) Davis Distributors, LLC, a wholly owned subsidiary of the Adviser, located at 2949 East Elvira Road, Suite 101Tucson, Arizona 85706, is the principal underwriter for the Registrant and also acts as principal underwriter for Davis New York Venture Fund, Inc., Davis Tax-Free High Income Fund, Inc., Davis Intermediate Investment Grade Bond Fund, Inc., Davis Series, Inc., Selected American Shares, Inc., Selected Special Shares, Inc. and Selected Capital Preservation Trust.

         (b) Management of the Principal Underwriters:

NAME AND PRINCIPAL                  POSITIONS AND OFFICES WITH               POSITIONS AND OFFICES
BUSINESS ADDRESS                    UNDERWRITER                              WITH REGISTRANT
----------------                    -----------                              ---------------
Kenneth C. Eich                     President                                Vice President
2949 East Elvira Road, Suite
101Tucson, Arizona 85706

Gary P. Tyc                         Vice President, Treasurer and None
2949 East Elvira Road, Suite        Assistant Secretary
101Tucson, Arizona 85706

Thomas D. Tays                      Vice President and Secretary             Vice President and Secretary
2949 East Elvira Road, Suite
101Tucson, Arizona 85706

         (c) Not applicable.

Item 28. Location of Accounts and Records

         Accounts and records are maintained at the offices of Davis Selected Advisers-NY, Inc., 124 East Marcy Street, Santa Fe, New Mexico 87501, after April 1, 2000 they will be maintained at the offices of Davis Selected Advisers, L.P., 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706, and at the offices of the Registrant's custodian, State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02107, and the Registrant's transfer agent State Street Bank and Trust, c/o Service Agent, BFDS, Two Heritage Drive, 7th Floor, North Quincy, Massachusetts 02107.

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Item 29. Management Services

         Not applicable

Item 30. Undertakings

         Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders upon request and without charge.

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

                        DAVIS INTERNATIONAL SERIES, INC.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 1st day of March, 2000.

                                       DAVIS INTERNATIONAL SERIES, INC.


                                       *By: /s/ Sheldon Stein
                                            ---------------------------------
                                            Sheldon Stein
                                            Attorney-in-Fact

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.

    Signature                      Title                           Date
    ---------                      -----                           ----

Shelby M.C. Davis*     President, Chief Executive Officer      March 1, 2000
------------------
Shelby M.C. Davis

Sharra L. Reed*        Principal Financial Officer             March 1, 2000
---------------        and Treasurer
Sharra L. Reed

                                       *By: /s/ Sheldon Stein
                                            ---------------------------------
                                            Sheldon Stein
                                            Attorney-in-Fact

*Sheldon Stein signs this document on behalf of the Registrant and each of the foregoing officers pursuant to the powers of attorney filed as Exhibit 23(p) of Registrant's Post-Effective Amendment filed on Edgar 12/01/98


                                       /s/ Sheldon Stein
                                       --------------------------------------
                                       Sheldon Stein
                                       Attorney-in-Fact

                         DAVIS INTERNATONAL SERIES, INC.

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on March 1, 2000 by the following persons in the capacities indicated.

           Signature                                              Title
           ---------                                              -----

Jeremy H. Biggs*                                                Director
----------------
Jeremy H. Biggs

Christopher C. Davis*                                           Director
---------------------
Christopher C. Davis

G. Bernard Hamilton*                                            Director
--------------------
G. Bernard Hamilton

Keith R. Kroeger*                                               Director
-----------------
Keith R. Kroeger

The Very Reverend James R. Leo*                                 Director
-------------------------------
The Very Reverend James R. Leo

Richard M. Murray*                                              Director
------------------
Richard M. Murray

Theodore B. Smith, Jr.*                                         Director
-----------------------
Theodore B. Smith, Jr.

*Sheldon Stein signs this document on behalf of the Registrant and each of the foregoing officers pursuant to the powers of attorney filed as Exhibit 23(p) of Registrant's Post-Effective Amendment filed on Edgar 12/01/98

                                       /s/ Sheldon Stein
                                       -------------------------
                                       Sheldon Stein
                                       Attorney-in-Fact

                                       8
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                                  EXHIBIT LIST

    (i)  Opinion and Consent of Counsel, (D'Ancona & Pflaum LLC).

    (j)  Consent of Auditors. KPMG, LLP.










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